Hedging Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Hedging Derivative Financial Instruments

	December 31, 2016	December 31, 2017
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets - current
Fair value hedges
Interest rate futures contracts	$5.6	$27.0
Cash flow hedges
Forward exchange contracts	—	7.4

	$5.6	$34.4

Financial liabilities- current
Cash flow hedges
Forward exchange contracts	$—	$15.6

Maturity Period of Outstanding Interest Rate Futures Contracts

The outstanding interest rate futures contracts consisted of the following:

Maturity Period	Contract Amount (US$ in Millions)
December 31, 2016
March 2017	US$	53.6

December 31, 2017
March 2018	US$	169.4

Summary of Outstanding Forward Exchange Contracts	Outstanding forward exchange contracts consisted of the following:

Contract Amount
	Maturity Date	(In Millions)
December 31, 2017
Sell NT$/Buy EUR	February 2018 to May 2018	NT$2,649.1/EUR75.0